Convertible Notes Payable - Convertible Debt (FY) (Details) - USD ($)	Dec. 31, 2018	Aug. 31, 2018	Aug. 31, 2017
Convertible Notes Payable - Convertible Debt [Line Items]
Convertible debt	$ 0	$ 1,027,202	$ 553,977
Less: Unamortized discount	0	(752,988)	(153,234)
Total, net of discount	0	274,214	400,743
Current portion	0	1,027,202	553,977
Long term	0	0	0
Total	0	1,027,202	553,977
May 2016 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Convertible debt	0	0	0
Convertible Debt [Member] | January and February 2017 Convertible Notes [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Convertible debt	0	0	553,977
Convertible Debt [Member] | November 2017 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Convertible debt	0	0	0
Convertible Debt [Member] | January 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Convertible debt	0	0	0
Convertible Debt [Member] | February 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Convertible debt	0	250,000	0
Convertible Debt [Member] | March 2018 Convertible Note [Member]
Convertible Notes Payable - Convertible Debt [Line Items]
Convertible debt	$ 0	$ 777,202	$ 0